Expenses by Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Cost of sales and services	$ (6,248.8)	$ (5,241.6)	$ (4,358.9)
Administrative	(213.6)	(198.9)	(204.9)
Selling	(338.5)	(309.7)	(314.7)
Expenses by nature	(6,800.9)	(5,750.2)	(4,878.5)
Revenue (expenses) by nature [abstract]
General manufacturing costs	(5,364.9)	(4,463.6)	(3,632.1)
Depreciation	(138.3)	(115.5)	(109.8)
Amortization	(121.2)	(128.1)	(131.9)
Personnel expenses	(912.5)	(814.4)	(774.5)
Marketing and sales expenses	(83.5)	(70.9)	(81.0)
Services rendered by third parties	(97.2)	(83.7)	(79.8)
Miscellaneous	(83.3)	(74.0)	(69.4)
Expenses by nature	$ (6,800.9)	$ (5,750.2)	$ (4,878.5)